Contents of Significant Accounts - Sensitivity Analysis (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ 137,615	$ 172,801
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ (144,683)	$ (182,478)
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%
Rate of future salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease (increase) in defined benefit obligation due to 0.5% increase in actuarial assumptions	$ (117,784)	$ (151,050)
Decrease (increase) in defined benefit obligation due to 0.5% decrease in actuarial assumptions	$ 113,478	$ 145,000
Percentage increase in actuarial assumptions	0.50%	0.50%
Percentage decrease in actuarial assumptions	0.50%	0.50%